LOANS AND ADVANCES TO CUSTOMERS MEASURED AT AMORTIZED COST (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans And Advances To Customers Measured At Amortized Cost
Amount recorded	R$ 34,438,405	R$ 36,478,523	R$ 34,849,384
Amount recovered	(5,760,548)	(9,841,746)	(4,672,395)
Expected credit losses on loans and advances	R$ 28,677,857	R$ 26,636,777	R$ 30,176,989